UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act File number 811-8797
                                   811-9049

Name of Fund: Merrill Lynch International Fund of Mercury Funds, Inc.
              Merrill Lynch Master International Portfolio of Mercury Master
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Merrill Lynch International Fund

Schedule of Investments as of February 28, 2006                (in U.S. dollars)


                               Beneficial
                                 Interest     Mutual Funds                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 128,791,270     Merrill Lynch Master International Portfolio                            $ 131,431,533
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Mutual Funds (Cost - $93,768,498) - 100.1%                          131,431,533
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $93,768,498) - 100.1%                                                                         131,431,533

Liabilties in Excess of Other Assets - (0.1%)                                                                              (145,251)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 131,286,282
                                                                                                                      =============

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                  Shares
Europe                  Industry                                    Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 2.1%          Beverages - 2.1%                          58,900  InBev NV                                      $  2,723,204
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                   2,723,204
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.7%          Pharmaceuticals - 0.7%                    15,344  Novo-Nordisk A/S B                                 902,092
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                     902,092
------------------------------------------------------------------------------------------------------------------------------------
France - 9.8%           Chemicals - 1.6%                          10,562  Air Liquide                                      2,084,397
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.2%                   17,090  BNP Paribas                                      1,581,826
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 2.4%                          87,552  AXA                                              3,096,079
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 3.4%        17,600  Total SA                                         4,426,937
                        ------------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor            96,900  STMicroelectronics NV                            1,642,419
                        Equipment - 1.2%
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                   12,831,658
------------------------------------------------------------------------------------------------------------------------------------
Germany - 4.7%          Health Care Equipment &                    8,588  Fresenius AG                                     1,344,796
                        Supplies - 1.0%
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 2.3%                    34,400  RWE AG                                           2,950,590
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.8%                            5,350  SAP AG                                           1,091,608
                        ------------------------------------------------------------------------------------------------------------
                        Thrifts & Mortgage Finance - 0.6%         12,066  Hypo Real Estate Holding AG                        794,655
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                   6,181,649
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.5%          Commercial Banks - 1.5%                   82,011  Allied Irish Banks Plc                           1,959,423
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                   1,959,423
------------------------------------------------------------------------------------------------------------------------------------
Italy - 1.2%            Commercial Banks - 0.5%                   27,979  Banco Popolare di Verona e Novara Scrl             671,082
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication             19,732  FastWeb SpA (b)                                    950,999
                        Services - 0.7%
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                     1,622,081
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 1.4%       Media - 1.4%                             119,730  SES Global                                       1,879,117
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Luxembourg                1,879,117
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.4%      Air Freight & Logistics - 0.7%            28,409  TNT NV                                             924,222
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 2.0%                   90,038  ABN AMRO Holding NV                              2,624,103
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 0.6%     19,420  ING Groep NV CVA                                   730,011
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 1.1%                      33,618  Royal Numico NV                                  1,455,153
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands           5,733,489
------------------------------------------------------------------------------------------------------------------------------------
Norway - 2.4%           Commercial Banks - 1.7%                  186,130  DNB NOR ASA                                      2,258,060
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.7%        37,290  Statoil ASA                                        954,831
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                    3,212,891
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.6%           Oil, Gas & Consumable Fuels - 0.6%        21,240  Polski Koncern Naftowy Orlen SA (a)                784,506
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Poland                      784,506
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.4%            Media - 0.4%                              20,282  Gestevision Telecinco SA                           495,155
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                       495,155
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%           Machinery - 0.5%                          46,972  SKF AB Class B                                     681,596
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                      681,596
                        ------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                  Shares
Europe                  Industry                                    Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 12.6%     Biotechnology - 0.8%                       1,493  Serono SA                                     $  1,059,606
                        ------------------------------------------------------------------------------------------------------------
                        Capital Markets - 5.4%                    52,650  Credit Suisse Group                              2,916,698
                                                                  39,410  UBS AG Registered Shares                         4,188,085
                                                                                                                        ------------
                                                                                                                           7,104,783
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 3.6%                          26,718  Swiss Reinsurance Registered Shares              1,903,701
                                                                  11,700  Zurich Financial Services AG                     2,763,514
                                                                                                                        ------------
                                                                                                                           4,667,215
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.7%                           1,881  Schindler Holding AG Participation
                                                                          Certificates                                       890,509
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.1%                    52,337  Novartis AG Registered Shares                    2,817,057
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland              16,539,170
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 21.6%  Aerospace & Defense - 0.7%               299,660  Cobham Plc                                         891,123
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 0.9%                          81,350  Diageo Plc                                       1,246,444
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 4.7%                  254,791  Barclays Plc                                     2,979,525
                                                                  97,115  Royal Bank of Scotland Group Plc                 3,243,119
                                                                                                                        ------------
                                                                                                                           6,222,644
                        ------------------------------------------------------------------------------------------------------------
                        Household Products - 1.6%                 59,178  Reckitt Benckiser Plc                            2,103,637
                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 1.2%           92,768  Smiths Group Plc                                 1,524,499
                        ------------------------------------------------------------------------------------------------------------
                        Internet Software & Services - 1.0%       28,400  NDS Group Plc (a)(b)                             1,367,460
                        ------------------------------------------------------------------------------------------------------------
                        Media - 0.9%                             103,534  WPP Group Plc                                    1,200,432
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.6%                   123,700  BHP Billiton Plc                                 2,075,491
                        ------------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 0.8%                    94,418  National Grid Plc                                  991,118
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 2.6%       187,788  BG Group Plc                                     2,195,952
                                                                 112,500  BP Plc                                           1,242,459
                                                                                                                        ------------
                                                                                                                           3,438,411
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.7%                    87,110  GlaxoSmithKline Plc                              2,208,916
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 3.1%                           126,500  British American Tobacco Plc                     3,008,972
                                                                  33,000  Imperial Tobacco Group Plc                         990,861
                                                                                                                        ------------
                                                                                                                           3,999,833
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication               576,368  Vodafone Group Plc                               1,102,526
                        Services - 0.8%
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom       28,372,534
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Europe - 63.9%           83,918,565
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.6%           Metals & Mining - 1.3%                    40,785  Companhia Vale do Rio Doce
                                                                          (Preference 'A' Shares) (a)                      1,659,949
                        ------------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 1.3%        78,400  Petroleo Brasileiro SA                           1,784,238
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Latin America - 2.6%      3,444,187
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.4%        Commercial Banks - 1.4%                   26,220  Commonwealth Bank of Australia                     870,814
                                                                  55,170  Westpac Banking Corp.                              963,880
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia                 1,834,694
                        ------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                  Shares
Pacific Basin/Asia      Industry                                    Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.1%        Real Estate - 1.1%                       139,860  Cheung Kong Holdings Ltd.                     $  1,465,893
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                 1,465,893
------------------------------------------------------------------------------------------------------------------------------------
Japan - 26.8%           Auto Components - 2.9%                    65,800  Denso Corp.                                      2,398,960
                                                                  18,800  Toyota Industries Corp.                            751,673
                                                                 133,000  The Yokohama Rubber Co. Ltd.                       707,201
                                                                                                                        ------------
                                                                                                                           3,857,834
                        ------------------------------------------------------------------------------------------------------------
                        Automobiles - 3.7%                        29,500  Nissan Motor Co., Ltd.                             338,448
                                                                  85,700  Toyota Motor Corp.                               4,565,687
                                                                                                                        ------------
                                                                                                                           4,904,135
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 1.2%                         118,700  Asahi Breweries Ltd.                             1,603,422
                        ------------------------------------------------------------------------------------------------------------
                        Chemicals - 0.9%                          21,100  JSR Corp.                                          621,015
                                                                  19,500  Tokyo Ohka Kogyo Co., Ltd.                         586,677
                                                                                                                        ------------
                                                                                                                           1,207,692
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 6.5%                  137,000  The Bank of Yokohama Ltd.                        1,104,109
                                                                     276  Mitsubishi UFJ Financial Group, Inc.             4,095,392
                                                                     303  Sumitomo Mitsui Financial Group, Inc.            3,307,182
                                                                                                                        ------------
                                                                                                                           8,506,683
                        ------------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 1.9%         79,000  COMSYS Holdings Corp.                            1,097,702
                                                                  15,000  Kyowa Exeo Corp.                                   193,424
                                                                 161,000  Obayashi Corp.                                   1,202,108
                                                                                                                        ------------
                                                                                                                           2,493,234
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 1.1%                    5,300  ORIX Corp.                                       1,394,491
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.9%           37,300  FamilyMart Co., Ltd.                             1,170,207
                        ------------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.5%                     145,000  Tokyo Gas Co., Ltd.                                659,788
                        ------------------------------------------------------------------------------------------------------------
                        Health Care Providers &                    9,700  Kobayashi Pharmaceutical Co., Ltd.                 323,196
                        Services - 0.2%
                        ------------------------------------------------------------------------------------------------------------
                        IT Services - 0.3%                        13,700  TIS, Inc.                                          363,722
                        ------------------------------------------------------------------------------------------------------------
                        Leisure Equipment & Products - 0.5%       58,000  Namco Bandai Holdings, Inc.                        720,086
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.2%                           9,600  THK Co., Ltd.                                      269,714
                        ------------------------------------------------------------------------------------------------------------
                        Office Electronics - 3.0%                 62,800  Canon, Inc.                                      3,918,615
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.5%                           17,700  Square Enix Co. Ltd.                               468,254
                                                                  10,100  Sumisho Computer Systems Corp.                     180,303
                                                                                                                        ------------
                                                                                                                             648,557
                        ------------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.7%                   42,400  EDION Corp.                                        884,134
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury                37,000  Onward Kashiyama Co., Ltd.                         626,535
                        Goods - 0.5%
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 1.3%                                96  Japan Tobacco, Inc.                              1,648,312
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                    35,200,357
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%        Wireless Telecommunication               788,970  MobileOne Ltd.                                   1,070,058
                        Services - 0.8%
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                 1,070,058
                        ------------------------------------------------------------------------------------------------------------

Merrill Lynch Master International Portfolio
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                  Shares
Pacific Basin/Asia      Industry                                    Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 3.0%           Communications Equipment - 0.7%          195,301  Compal Electronics Inc. (a)                   $    914,809
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication             1,441,000  Far EasTone Telecommunications Co., Ltd.         1,763,234
                        Services - 2.3%                        1,449,000  Taiwan Cellular Corp.                            1,337,118
                                                                                                                        ------------
                                                                                                                           3,100,352
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Taiwan                    4,015,161
------------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.4%         Wireless Telecommunication               198,700  Advanced Info Service PCL Foreign Shares           479,523
                        Services - 0.4%
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Thailand                    479,523
                        ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Pacific
                                                                          Basin/Asia - 33.5%                              44,065,686
                        ------------------------------------------------------------------------------------------------------------
                        Total Investments
                        (Cost - $93,805,055*) - 100.0%                                                                   131,428,438

                        Other Assets Less Liabilities - 0.0%                                                                   3,095
                                                                                                                        ------------
                        Net Assets - 100.0%                                                                             $131,431,533
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 94,946,727
                                                                   ============
      Gross unrealized appreciation                                $ 37,005,903
      Gross unrealized depreciation                                    (524,192)
                                                                   ------------
      Net unrealized appreciation                                  $ 36,481,711
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ------------------------------------------------------------------------------------------------
      Affiliate                                                     Net Activity       Interest Income
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        $(368,534)          $  13,327
      Merrill Lynch Liquidity Series, LLC Money Market Series               --           $   2,201
      ------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Fund of Mercury Funds, Inc. and Merrill Lynch Master International Portfolio of Mercury Master Trust

Date: April 20, 2006